SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Disclosure of reserves within equity [abstract]
SHARE CAPITAL [Text Block]

7. SHARE CAPITAL

a. Authorized share capital

The Company is authorized to issue an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

b. Acquisition of mineral claims

On August 28, 2019, Western acquired the 311 mineral claims that comprise the Canadian Creek Property from Cariboo Rose.  The Company issued 3 million common shares to Cariboo Rose valued at $0.92 per common share for an aggregate value of $2,760,000.

c. Financing

On November 24, 2020, Western completed an offering of common shares of the Company (the "Offering").  The Company sold 19,828,300 common shares at a price of $1.45 per common share for gross proceeds of $28,751,035. The Company incurred $1,803,636 in costs associated with the Offering.

On June 1, 2020, Western completed a non-brokered private placement of flow-through common shares (the "FT Shares").  The Company issued a total of 4,000,000 FT Shares at a price of $1.12 per FT Share for aggregate gross proceeds of $4,480,000.  Issuance costs related to the private placement totaled $74,656.  A flow through premium liability of $40,000 was recognized. Refer note 6.

On February 28, 2020, Western issued 3,000,000 units at a price of $0.65 per unit for aggregate gross proceeds of $1,950,000.  Each unit consisted of one common share and half of a non-transferable warrant.  Each whole warrant entitles the holder to purchase one additional common share at a price of $0.85 until February 28, 2025.  Issuance costs related to the financing totaled $104,490.

The fair value assigned to the warrants was calculated using the Black-Scholes option pricing model and the following inputs and assumptions:

Warrants issued	1,500,000
Exercise price	$0.85
Market price	$0.73
Expected term (years)	5.0
Expected share price volatility	61.3%
Average risk-free interest rate	1.07%
Expected dividend yield	—

FAIR VALUE ASSIGNED	$351,000

On May 17, 2019, Western completed a brokered private placement of flow-through common shares (the "FT Shares").  The Company issued a total of 3,727,000 FT Shares, comprised of (i) 3,333,333 FT Shares pursuant to the base offering and (ii) 393,667 FT Shares pursuant to the agent's exercise of its option, at a price of $0.90 per FT Share for aggregate gross proceeds of $3,354,300.  Issuance costs related to the private placement totaled $341,660.  A flow-through premium liability was recorded in the amount of $857,210 (note 6).